Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2020

VIPF2010-QTLY-0520
1.830288.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	208,119	$6,705,609
VIP Equity-Income Portfolio Initial Class (a)	399,503	7,071,207
VIP Growth & Income Portfolio Initial Class (a)	500,135	8,062,179
VIP Growth Portfolio Initial Class (a)	109,189	6,855,949
VIP Mid Cap Portfolio Initial Class (a)	85,539	1,975,093
VIP Value Portfolio Initial Class (a)	517,974	5,195,279
VIP Value Strategies Portfolio Initial Class (a)	309,672	2,548,603
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,873,849)		38,413,919

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Initial Class (a)	2,568,691	23,246,652
VIP Overseas Portfolio Initial Class (a)	1,794,378	33,124,214
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $54,250,279)		56,370,866

Bond Funds - 49.2%
Fidelity Inflation-Protected Bond Index Fund (a)	2,777,467	28,496,812
Fidelity Long-Term Treasury Bond Index Fund (a)	409,103	7,012,025
VIP High Income Portfolio Initial Class (a)	1,315,866	6,118,777
VIP Investment Grade Bond Portfolio Initial Class (a)	8,184,310	107,623,679
TOTAL BOND FUNDS
(Cost $143,114,703)		149,251,293

Short-Term Funds - 19.5%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $59,270,415)	59,270,415	59,270,415
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $288,509,246)		303,306,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,030)
NET ASSETS - 100%		$303,249,463

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$30,510,489	$1,179,121	$3,764,226	$28,166	$75,103	$496,325	$28,496,812
Fidelity Long-Term Treasury Bond Index Fund	8,205,514	444,458	3,254,717	48,040	542,032	1,074,738	7,012,025
VIP Contrafund Portfolio Initial Class	8,958,033	963,078	2,175,988	54,704	488,880	(1,528,394)	6,705,609
VIP Emerging Markets Portfolio Initial Class	25,368,812	7,463,277	1,528,814	2,299,395	(107,360)	(7,949,263)	23,246,652
VIP Equity-Income Portfolio Initial Class	9,461,866	1,878,990	1,857,428	442,480	(108,115)	(2,304,106)	7,071,207
VIP Government Money Market Portfolio Initial Class 0.26%	53,021,428	13,007,164	6,758,177	161,693	--	--	59,270,415
VIP Growth & Income Portfolio Initial Class	10,787,727	2,217,500	1,914,317	565,645	(1,141)	(3,027,590)	8,062,179
VIP Growth Portfolio Initial Class	9,155,592	1,727,189	2,170,440	819,357	499,211	(2,355,603)	6,855,949
VIP High Income Portfolio Initial Class	6,521,610	972,604	384,319	50,179	(22,695)	(968,423)	6,118,777
VIP Investment Grade Bond Portfolio Initial Class	114,073,633	6,389,561	12,741,400	517,500	(118,484)	20,368	107,623,678
VIP Mid Cap Portfolio Initial Class	2,627,719	475,897	369,969	4,389	(22,833)	(735,721)	1,975,093
VIP Overseas Portfolio Initial Class	35,920,663	7,848,787	3,068,740	164,944	(217,220)	(7,359,276)	33,124,214
VIP Value Portfolio Initial Class	6,951,308	1,797,535	913,708	283,179	(96,995)	(2,542,861)	5,195,279
VIP Value Strategies Portfolio Initial Class	3,406,361	951,116	441,137	181,862	(57,635)	(1,310,103)	2,548,602
	$324,970,755	$47,316,277	$41,343,380	$5,621,533	$852,748	$(28,489,909)	$303,306,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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